FORM D

[redacted]

05066844

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

1181747

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change)
$1,500,000 Offering of Membership Interests (amended)

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change:
PARK AVENUE CAPITAL LLC

Address of Executive Offices	(Number and Street, City, State, Zip Code) **Harborside Financial Center** **Plaza 10, 2nd Floor** **10 Second Street** **Jersey City, NJ 07311**	Telephone Number (Including Area Code) **(201) 963-0005**
Address of Principal Business Operations (if different from Executive Offices)	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business
Providing internet domain name registration services and other internet related services to businesses involved in various health care professions.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): **limited liability company**
☐ business trust ☐ limited partnership, to be formed

	Month		Year			
Actual or Estimated Date of Incorporation or Organization:	0	6	0	2	☒ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: **GA**
CN for Canada; FN for other foreign jurisdiction

PROCESSED
SEP 2 1 2005
THOMSON
FINANCIAL

atl-fs1\530428v02

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total number already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (Including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify - Membership Interests)	$1,786,000.00	$1,648,000.00
Total	$ 0	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	24	$1,648,000.00
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 10,000.00
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify)	☐	$
Total	☒	$ 10,000.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $1,638,000.00

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors & Affiliates		Payments To Others
Salaries and fees	☐		☐	$
Purchase of real estate	☐		☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐		☐	$
Construction or leasing of plant buildings and facilities	☐		☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐		☐	$
Repayment of indebtedness	☐		☐	$
Working capital	☐		☒	$1,776,000.0
Other (specify):	☐		☐	$
Column Totals	☒	$	☐	$
Total Payments Listed (column totals added)			☒	$1,776,000.0

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
PARK AVENUE CAPITAL LLC	[signature]	September 12, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
SCOTT A. FINLAY	CHIEF EXECUTIVE OFFICER	